Commitments and contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and contingencies [Abstract]
Rental expenses	$ 5,253	$ 5,009	$ 3,479
Operating lease commitment
2014	1,827
2015	1,358
2016	1,251
2017	1,052
2018	1,032
Thereafter	7,017
Total	13,537
Server custody and bandwidth fee commitment
2014	319
2015
2016
2017
2018
Thereafter
Total	319
Advertising commitment
2014	3,659
2015
2016
2017
2018
Thereafter
Total	3,659
Total non-cancelable agreements
2014	5,805
2015	1,358
2016	1,251
2017	1,052
2018	1,032
Thereafter	7,017
Total	$ 17,515